Property, Plant And Equipment (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Schedule of Property, Plant and Equipment

Property, plant and equipment consist of the following (all amounts in thousands):

	2012	2011
Land	$1,904	$1,901
Building and improvements	3,256	3,134
Machinery and equipment	7,974	7,992
	13,134	13,027
Less: accumulated depreciation and amortization	(3,957)	(2,610)
	$9,177	$10,417